Investment in Joint Venture (Details Narrative) - USD ($)		12 Months Ended
	Mar. 06, 2020	Dec. 31, 2020	Dec. 31, 2019
Impairment charge		$ 5,600,000	$ 48,631,534
Tokenize Agreement
Common stock contributed	100,000,000
Greenwich [Member] | Tokenize Agreement
Common stock contributed	100,000,000
Services in consideration	$ 33,333
Impairment charge		$ 5,500,000